Mid-Cap 1.5x Strategy Fund Expense Example - Class A and Class C [Member] - Mid-Cap 1.5x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 346
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,876
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	637
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,388
Expense Example, with Redemption, 10 Years	$ 2,471